FAIR VALUE OF ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2023
FAIR VALUE OF ASSETS AND LIABILITIES
FAIR VALUE OF ASSETS AND LIABILITIES

NOTE 30. FAIR VALUE OF ASSETS AND LIABILITIES

The following table presents the carrying amount and the fair value of the assets and liabilities as of December 31, 2023 and 2022:

	December 31, 2023		December 31, 2022
	Carrying	Fair	Carrying	Fair
	amount	Value	amount	Value
In millions of COP
Assets
Debt instruments at fair value through profit or loss	12,096,407	12,096,407	11,039,266	11,039,266
Debt instruments at fair value through OCI	6,148,177	6,148,177	7,977,675	7,977,675
Debt instruments at amortized cost	6,848,082	6,840,867	8,336,360	8,246,876
Derivative financial instruments	6,252,270	6,252,270	4,961,237	4,961,237
Equity securities at fair value	543,210	543,210	544,668	544,668
Other financial instruments(1)	38,319	38,319	42,171	42,171
Loans and advances to customers at amortized cost, net	237,728,544	238,771,724	254,444,099	251,336,077
Investment property	4,709,911	4,709,911	3,994,058	3,994,058
Investments in associates(2)	1,670,782	1,670,782	1,532,156	1,532,156
Total	276,035,702	277,071,667	292,871,690	289,674,184
Liabilities
Deposits by customers	247,941,180	249,340,519	250,992,323	249,503,805
Interbank deposits	606,141	606,141	902,132	902,132
Repurchase agreements and other similar secured borrowing	470,295	470,295	189,052	189,052
Derivative financial instruments	6,710,364	6,710,364	4,737,454	4,737,454
Borrowings from other financial institutions	15,648,606	15,648,606	19,692,638	19,692,638
Preferred shares	584,204	394,550	584,204	350,978
Debt instruments in issue	14,663,576	14,468,650	19,575,988	18,776,819
Total	286,624,366	287,639,125	296,673,791	294,152,878
(1)	For futher information see Note 5.1. Financial assets investments.
(2)	It corresponds to investments in associates P.A Viva Malls and Distrito Vera. See Note 8 Investments in associates and joint ventures.

Fair value hierarchy

IFRS 13 establishes a fair value hierarchy of valuation techniques based on whether the inputs to those valuation techniques are observable or unobservable, that reflects the significance of inputs adopted in the measurement process. In accordance with IFRS the financial instruments are classified as follows:

Level 1: Observable inputs that reflect quoted prices (unadjusted) in active markets for identical assets or liabilities. An active market is a market in which transactions for the asset or liability being measured take place with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2: Inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. Level 2 generally includes: (i) quoted prices for similar assets or liabilities in active markets; (ii) quoted prices for identical or similar assets or liabilities in markets that are not active, that is, markets in which there are few transactions for the asset or liability.

Level 3: Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation. This category generally includes certain retained residual interests in securitizations, asset-backed securities (ABS) and highly structured or long-term derivative contracts where independent pricing information was not able to be obtained for a significant portion of the underlying assets.

Valuation process for fair value measurements

The valuation to fair value prices is performed using prices, methodologies and inputs provided by the official pricing services provider (Precia) to the Bank.

All methodologies and procedures developed by the pricing services provider are supervised by the Financial Superintendence of Colombia, which has not objected to them.

On a daily basis, the back-office Service Valuation Officer (SVO) verifies the valuation of investments, and the Credit and Financial Risk Manager area reports the results of the portfolio’s valuation.

Fair value measurement

Assets and liabilities

a. Debt instruments

The Bank assigns prices to those debt investments, using the prices provided by the official pricing services provider (Precia) and assigns the appropriate level according to the procedure described above. For securities not traded or over-the-counter such as certain bonds issued by other financial institutions, the Bank generally determines fair value utilizing internal valuation and standard techniques. These techniques include determination of expected future cash flows which are discounted using curves of the applicable currencies and the Colombian consumer price index (interest rate in this case), modified by the credit risk and liquidity risk. The interest rate is generally computed using observable market data and reference yield curves derived from quoted interest in appropriate time bandings, which match the timings of the cash flows and maturities of the instruments.

b. Equity securities and other financial instruments

The Bank performs the market price valuation of its investments in variable income using the prices provided by the official pricing services provider (Precia) and classifies those investments according to the procedure described above (Hierarchy of fair value section). Likewise, the fair value of unlisted equity securities and other financial instruments is based on an assessment of each individual investment using methodologies that include publicly-traded comparables derived by multiplying a key performance metric (e.g., earnings before interest, taxes, depreciation and amortization) of the portfolio company by the relevant valuation multiple observed for comparable companies, acquisition comparables, and if necessary considered, are subject to appropriate discounts for lack of liquidity or marketability. Interests in investment funds, trusts and collective portfolios are valued using the investment unit value determined by the fund management company. For investment funds where the underlying assets are investment properties, the investment unit value depends on the investment properties value, determined as described below in “i. Investment property”.

c. Derivative financial instruments

The Bank holds positions in standardized derivatives, such as futures over local stocks, and over the market representative rate. These instruments are evaluated according to the information provided by Precia, which perfectly matches the information provided by the Central Counterparty Clearing House – CCP.

Additionally, the Bank holds positions in Over The Counter (OTC) derivatives, which in the absence of prices, are valued using the inputs and methodologies provided by the pricing services provider, which have the no objection of the SFC.

The key inputs depend upon the type of derivative and the nature of the underlying instrument and include interest rate yield curves, foreign exchange rates, the spot price of the underlying volatility, credit curves and correlation of such inputs.

d. Credit valuation adjustment

The Bank measures the effects of the credit risk of its counterparties and its own creditworthiness in determining fair value of the swap, option and forward derivatives.

Counterparty credit-risk adjustments are applied to derivatives when the Bank’s position is a derivative asset and the Bank’s credit risk is incorporated when the position is a derivative liability. The Bank attempts to mitigate credit risk to third parties which are international banks by entering into master netting agreements. The agreements allow to offset or bring net amounts that are liabilities, derivates from transactions carried out by the different agreements. Master netting agreements take different forms and may allow payments to be made under a variety of other master agreements or other negotiation agreements between the same parties; some may have a monthly basis and others only apply at the time the agreements are terminated.

When assessing the impact of credit exposure, only the net counterparty exposure is considered at risk, due to the offsetting of certain same-counterparty positions and the application of cash and other collateral.

The Bank generally calculates the asset’s credit risk adjustment for derivatives transacted with international financial institutions by incorporating indicative credit related pricing that is generally observable in the market (Credit Default Swaps, “CDS”). The credit-risk adjustment for derivatives transacted with non-public counterparties is calculated by incorporating unobservable credit data derived from internal credit qualifications to the financial institutions and corporate companies located in Colombia. The Bank also considers its own creditworthiness when determining the fair value of an instrument, including OTC derivative instruments if the Bank believes market participants would take that into account when transacting the respective instrument. The approach to measuring the impact of the Bank’s credit risk on an instrument transacted with international financial institutions is done using the asset swap curve calculated for subordinated bonds issued by the Bank in foreign currency. For derivatives transacted with local financial institutions, the Bank calculates the credit risk adjustment by incorporating credit risk data provided by rating agencies and released in the Colombian financial market.

e. Impaired loans measured at fair value

The Bank measured certain impaired loans based on the fair value of the associated collateral less costs to sell. The fair values were determined as follows using external and internal valuation techniques or third party experts, depending on the type of underlying asset.

For vehicles under leasing arrangements, the Bank uses an internal valuation model based on price curves for each type of vehicle. Such curves show the expected price of the vehicle at different points in time based on the initial price and projection of economic variables such as inflation, devaluation and customs. The prices modelled in the curves are compared every six months with market information for the same or similar vehicles and in the case of significant deviation; the curve is adjusted to reflect the market conditions.

Other vehicles are measured using matrix pricing from a third party. This matrix is used by most of the market participants and is updated monthly. The matrix is developed from values provided by several price providers for identical or similar vehicles and considers brand, characteristics of the vehicles, and manufacturing date among other variables to determine the prices.

For real estate assets, a third-party qualified appraiser is used. The methodologies vary depending on the date of the last appraisal available for the property (the appraisal is estimated based on either of three approaches: cost, sales comparison and income approach, and is required every three years). When the property has been valued in the last 12 months and the market conditions have not shown significant changes, the most recent valuation is considered the fair value of the property.

For all other cases (for example, appraisals older than 12 months) the value of the property is updated by adjusting the value in the last appraisal for weighted factors such as location, type and characteristics of the property, size, structural conditions and the expected sales prices, among others. The factors are determined based on current market information gathered from several external real estate specialists.For all other cases (for example, appraisals older than 12 months) the value of the property is updated by adjusting the value in the last appraisal for weighted factors such as location, type and characteristics of the property, size, structural conditions and the expected sales prices, among others. The factors are determined based on current market information gathered from several external real estate specialists.

f. Assets held for sale measured at fair value less cost of sale

The Bank measures certain impaired foreclosed assets and premises and equipment held for sale based on fair value less costs to sell. The fair values were determined using external and internal valuation techniques, depending on the type of underlying asset. Those assets are comprised mainly of real estate properties for which the appraisal is conducted by experts considering factors such as the location, type and characteristics of the property, size, physical conditions and expected selling costs, among others. Likewise, in some cases the fair value is estimated considering comparable prices or promises of sale and offering prices from auctions process.

g. Mortgage-backed securities (“TIPS”) and Asset-Backed securities

The Bank invests in asset-backed securities for which underlying assets are mortgages and earnings under contracts issued by financial institutions and corporations, respectively. The Bank does not have a significant exposure to sub-prime securities. The asset-backed securities are denominated in local market TIPS and are classified as fair value through profit or loss. These asset-backed securities have different maturities and are generally classified by credit ratings.

TIPS are part of the Bank portfolio and its fair value is measured with published price by the official pricing services provider. These securities are leveled by margin and are assigned level 2 or 3 based on the Precia information.

Residual TIPS have their fair value measured using the discounted flow method, taking into account the amortization tables of the Titularizadora Colombiana, the betas in COP and UVR of Precia (used to construct the curves) and the margins; when they are residual TIPS of subordinated issues, a liquidity premium is applied. These securities are assigned level 3.

h. Investments in associates measured at fair value

The Bank recognizes its investments in P.A Viva Malls and P.A Distrito Vera as an associate at fair value. The estimated amount is provided by the fund manager as the variation of the units according to the units owned by the FCP Fondo Inmobiliario Colombia. The associate’s assets are comprised of investment properties which are measured using the following techniques: comparable prices, discounted cash flows, replacement cost and direct capitalization. For further information about techniques methodologies and inputs used by the external party see “Quantitative Information about Level 3 Fair Value Measurements”.

i. Investment property

The Bank’s investment property is valued by external experts, who use valuation techniques based on comparable prices, direct capitalization, discounted cash flows and replacement costs.

Assets and liabilities measured at fair value on a recurring basis

The following table presents for each of the fair-value hierarchy levels the Bank’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2023 and 2022:

Financial Assets
	December 31, 2023				December 31, 2022
Type of instrument	Fair value hierarchy			Total fair	Fair value hierarchy			Total fair
	Level 1	Level 2	Level 3	value	Level 1	Level 2	Level 3	value
In millions of COP
Investment securities
Debt instruments at fair value through profit or loss
Securities issued by the Colombian Government	4,363,135	362,470	-	4,725,605	3,960,211	300,019	-	4,260,230
Securities issued or secured by government entities	-	84,990	-	84,990	13,075	65,960	-	79,035
Securities issued by other financial institutions	41,003	654,446	78,729	774,178	77,944	451,285	81,389	610,618
Securities issued by foreign governments	3,621,960	2,652,440	-	6,274,400	3,136,636	2,831,220	-	5,967,856
Corporate bonds	125,010	97,940	14,284	237,234	17,299	104,228	-	121,527
Total debt instruments at fair value through profit or loss	8,151,108	3,852,286	93,013	12,096,407	7,205,165	3,752,712	81,389	11,039,266
Debt instruments at fair value through OCI
Securities issued by the Colombian Government	61,427	-	2,664,295	2,725,722	-	2,590,622	-	2,590,622
Securities issued by other financial institutions	224,049	149,257	-	373,306	465,025	104,332	-	569,357
Securities issued by foreign governments	1,675,193	762,803	-	2,437,996	4,045,118	649,251	-	4,694,369
Corporate bonds	63,475	547,678	-	611,153	-	123,327	-	123,327
Total debt instruments at fair value through OCI	2,024,144	1,459,738	2,664,295	6,148,177	4,510,143	3,467,532	-	7,977,675
Total debt instruments	10,175,252	5,312,024	2,757,308	18,244,584	11,715,308	7,220,244	81,389	19,016,941
Equity securities
Equity securities	89,128	69,400	384,682	543,210	30,884	51,531	462,253	544,668
Total equity securities	89,128	69,400	384,682	543,210	30,884	51,531	462,253	544,668
Other financial assets
Other financial assets	-	-	38,319	38,319	-	-	42,171	42,171
Total other financial assets	-	-	38,319	38,319	-	-	42,171	42,171
Derivative financial instruments
Forwards
Foreign exchange contracts	-	3,308,258	1,073,648	4,381,906	-	982,212	591,740	1,573,952
Equity contracts	-	152	2,863	3,015	-	5,414	105	5,519
Total forwards	-	3,308,410	1,076,511	4,384,921	-	987,626	591,845	1,579,471
Swaps
Foreign exchange contracts	-	1,066,915	237,422	1,304,337	-	1,940,303	454,529	2,394,832
Interest rate contracts	130,792	206,011	15,621	352,424	266,708	569,749	29,170	865,627
Total swaps	130,792	1,272,926	253,043	1,656,761	266,708	2,510,052	483,699	3,260,459
Options
Foreign exchange contracts	6	136,979	73,603	210,588	-	4,240	117,067	121,307
Total options	6	136,979	73,603	210,588	-	4,240	117,067	121,307
Total derivative financial instruments	130,798	4,718,315	1,403,157	6,252,270	266,708	3,501,918	1,192,611	4,961,237
Investment properties
Lands	-	-	325,394	325,394	-	-	123,352	123,352
Buildings	-	-	4,384,517	4,384,517	-	-	3,870,706	3,870,706
Total investment properties	-	-	4,709,911	4,709,911	-	-	3,994,058	3,994,058
Investment in associates at fair value
Investment in associates at fair value	-	-	1,670,782	1,670,782	-	-	1,532,156	1,532,156
Total investment in associates at fair value	-	-	1,670,782	1,670,782	-	-	1,532,156	1,532,156
Total	10,395,178	10,099,739	10,964,159	31,459,076	12,012,900	10,773,693	7,304,638	30,091,231

Financial liabilities
	December 31, 2023				December 31, 2022
Type of instrument	Fair value hierarchy			Total fair	Fair value hierarchy			Total fair
	Level 1	Level 2	Level 3	value	Level 1	Level 2	Level 3	value
In millions of COP
Derivative financial instruments
Forwards
Foreign exchange contracts	-	4,458,528	67,825	4,526,353	-	1,523,795	187,849	1,711,644
Equity contracts	-	8,629	1,852	10,481	-	7,203	-	7,203
Total forwards	-	4,467,157	69,677	4,536,834	-	1,530,998	187,849	1,718,847
Swaps
Foreign exchange contracts	-	1,388,113	102,973	1,491,086	-	1,757,219	160,178	1,917,397
Interest rate contracts	126,728	312,051	11,078	449,857	227,847	728,793	51,662	1,008,302
Total swaps	126,728	1,700,164	114,051	1,940,943	227,847	2,486,012	211,840	2,925,699
Options
Foreign exchange contracts	19	232,568	-	232,587	-	92,908	-	92,908
Total options	19	232,568	-	232,587	-	92,908	-	92,908
Total derivative financial instruments	126,747	6,399,889	183,728	6,710,364	227,847	4,109,918	399,689	4,737,454
Total	126,747	6,399,889	183,728	6,710,364	227,847	4,109,918	399,689	4,737,454

Fair value of assets and liabilities that are not measured at fair value in the Statement of Financial Position

The following table presents for each of the fair-value hierarchy levels the Bank’s assets and liabilities that are not measured at fair value in the Statement of Financial Position, but for which the fair value is disclosed at December 31, 2023 and December 31, 2022:

Assets
	December 31, 2023				December 31, 2022
Type of instrument	Fair value hierarchy			Total fair	Fair value hierarchy			Total fair
	Level 1	Level 2	Level 3	value	Level 1	Level 2	Level 3	value
In millions of COP
Debt instruments
Securities issued by the Colombian Government	67,514	-	-	67,514	197,749	-	-	197,749
Securities issued or secured by government entities	-	49,980	3,075,936	3,125,916	-	3,041,314	-	3,041,314
Securities issued by other financial institutions	209,178	280,662	55,112	544,952	272,157	307,960	-	580,117
Securities issued by foreign governments	150,695	377,560	-	528,255	248,735	517,661	-	766,396
Corporate bonds	774,624	12,620	1,786,986	2,574,230	1,183,046	37,977	2,440,277	3,661,300
Total – Debt instruments	1,202,011	720,822	4,918,034	6,840,867	1,901,687	3,904,912	2,440,277	8,246,876
Loans and advances to customers, net	-	-	238,771,724	238,771,724	-	-	251,336,077	251,336,077
Total	1,202,011	720,822	243,689,758	245,612,591	1,901,687	3,904,912	253,776,354	259,582,953

Liabilities
	December 31, 2023				December 31, 2022
Type of instruments	Fair value hierarchy			Total fair	Fair value hierarchy			Total fair
	Level 1	Level 2	Level 3	value	Level 1	Level 2	Level 3	value
In millions of COP
Deposits by customers	-	60,236,355	189,104,164	249,340,519	-	40,990,191	208,513,614	249,503,805
Interbank deposits	-	-	606,141	606,141	-	-	902,132	902,132
Repurchase agreements and other similar secured borrowing	-	-	470,295	470,295	-	-	189,052	189,052
Borrowings from other financial institutions	-	-	15,648,606	15,648,606	-	-	19,692,638	19,692,638
Debt instruments in issue(1)	8,021,700	4,025,322	2,421,628	14,468,650	7,714,800	8,898,934	2,163,085	18,776,819
Preferred shares	-	-	394,550	394,550	-	-	350,978	350,978
Total	8,021,700	64,261,677	208,645,384	280,928,761	7,714,800	49,889,125	231,811,499	289,415,424

(1) The decrease in level 2 for the year 2023 corresponds to maturity of securities.

IFRS requires entities to disclose the fair value of financial instruments, both assets and liabilities recognized and not recognized in the statement of financial position, for which it is practicable to estimate fair value. Certain categories of assets and liabilities, however, are not eligible for fair value accounting. The financial instruments below are not measured at fair value on a recurring and nonrecurring basis:

Short-term financial instruments

Short-term financial instruments are valued at their carrying amounts included in the consolidated statement of financial position, which are reasonable estimates of fair value due to the relatively short period to maturity of the instruments. This approach was used for cash and cash equivalents, accrued interest receivable, customers’ acceptances, accounts receivable, accounts payable, accrued interest payable and bank acceptances outstanding.

Deposits from customers

The fair value of time deposits was estimated based on the discounted value of cash flows using the appropriate discount rate for the applicable maturity. Fair value of deposits with no contractual maturities represents the amount payable on demand as of the statement of financial position date.

Interbank deposits and repurchase agreements and other similar secured borrowings

Short-term interbank borrowings and repurchase agreements have been valued at their carrying amounts because of their relatively short-term nature. Long-term and domestic development bank borrowings have also been valued at their carrying amount because they bear interest at variable rates.

Borrowings from other financial institutions

The fair value of borrowings from other financial institutions were determined using discounted cash flow models. The cash flows projection of capital and interest was made according to the contractual terms, considering capital amortization and interest bearing. Subsequently, the cash flows were discounted using reference curves formed by the weighted average of the Bank’s deposit rates.

Debt instruments in issue

The fair value of debt instruments in issue, comprised of bonds issued by Bancolombia S.A. and its subsidiaries, was estimated substantially based on quoted market prices. The fair value of certain bonds which do not have a public trading market, were determined based on the discounted value of cash flows using the rates currently offered for bonds of similar remaining maturities and the Bank’s creditworthiness.

Preferred shares

In the valuation of the liability component of preferred shares related to the minimum dividend of 1% of the subscription price, the Bank uses the Gordon Model to price the obligation, taking into account its own credit risk, which is measured using the market spread based on observable inputs such as quoted prices of sovereign debt. The Gordon Model is commonly used to determine the intrinsic value of a stock based on a future series of dividends that are estimated by the Bank and growth at a constant rate considering the Bank’s own perspectives of the payout ratio.

Loans and advances to customers

Estimating the fair value of loans and advances to customers is considered an area of considerable uncertainty as there is no observable market. The loan portfolio is stratified into tranches and loans segments suchs as commercial, consumer, small business loans, mortgage and leasing. The fair value of loans and advances to customers and financial institutions is determined using a discounted cash flow methodology, considering each credit’s principal and interest projected cash flows to the prepayment date. The projected cash flows are discounted using reference curves according to the type of loan and its maturity date.

Items measured at fair value on a non-recurring basis

The Bank measures assets held for sale based on fair value less costs to sell. This category includes certain foreclosed assets and investments in associates held for sale. The fair values were determined using external and internal valuation techniques or third party experts, depending on the type of underlying asset. The following breakdown sets forth the fair value hierarchy of those assets classified by type:

	December 31, 2023				December 31, 2022
	Fair-value hierarchy			Total fair	Fair-value hierarchy			Total fair
	Level 1	Level 2	Level 3	value	Level 1	Level 2	Level 3	value
In millions of COP
Machinery and equipment	-	-	11,702	11,702	-	-	9,918	9,918
Real estate for residential purposes	-	-	117,476	117,476	-	-	63,283	63,283
Real estate different from residential properties	-	-	30,273	30,273	-	-	22,216	22,216
Total	-	-	159,451	159,451	-	-	95,417	95,417

Changes in level 3 fair-value category

The table below presents reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs during 2023 and 2022:

As of December 31, 2023

	Balance,	Included							Transfers	Transfers	Balance,
	January 1,	in	OCI	Purchases	Settlement	Reclassifications	(1)	Prepaids	in to	out of	December 31,
	2023	earnings							level 3	level 3	2023
In millions of COP
Assets
Debt instruments at fair value though profit or loss
Securities issued by the Colombian Government	-	(4,150)	-	4,150	-	-		-	-	-	-
Securities issued or secured by other financial entities	81,389	12,869	-	2,639	(12,767)	-		(9,613)	4,212	-	78,729
Corporate bonds	-	-	-	-	-	-		-	14,284	-	14,284
Total	81,389	8,719	-	6,789	(12,767)	-		(9,613)	18,496	-	93,013
Debt instruments at fair value through OCI
Securities issued by the Colombian Government	-	-	173,648	2,490,647	-	-		-	-	-	2,664,295
Total	-	-	173,648	2,490,647	-	-		-	-	-	2,664,295
Derivative financial instruments
Foreign exchange contracts	1,163,336	(60,699)	-	1,295,089	(812,275)	(13,559)		-	46,459	(233,678)	1,384,673
Interest rate contracts	29,170	(10,694)	-	6,957	(4,593)	(38)		-	525	(5,706)	15,621
Equity contracts	105	-	-	2,863	(105)	-		-	-	-	2,863
Total	1,192,611	(71,393)	-	1,304,909	(816,973)	(13,597)		-	46,984	(239,384)	1,403,157
Equity securities
Equity securities	462,253	(3,577)	(8,087)	6,740	(72,647)	-		-	-	-	384,682
Total	462,253	(3,577)	(8,087)	6,740	(72,647)	-		-	-	-	384,682
Other financial instruments
Other financial instruments	42,171	(13,746)	-	9,894	-	-		-	-	-	38,319
Total	42,171	(13,746)	-	9,894	-	-		-	-	-	38,319
Investment in associates
PA Viva Malls	1,530,459	128,028	-	3,192	-	-		-	-	-	1,661,679
PA Distrito Vera	1,697	1,179	-	6,227	-	-		-	-	-	9,103
Total	1,532,156	129,207	-	9,419	-	-		-	-	-	1,670,782
Total Assets	3,310,580	49,210	165,561	3,828,398	(902,387)	(13,597)		(9,613)	65,480	(239,384)	6,254,248
Liabilities
Derivative financial instruments
Foreign exchange contracts	348,027	15,346	-	164,179	(329,858)	(13,559)		-	4,330	(17,667)	170,798
Interest rate contracts	51,662	(6,297)	-	3,628	(41,002)	(38)		-	3,734	(609)	11,078
Equity contracts	-	-	-	1,852	-	-		-	-	-	1,852
Total	399,689	9,049	-	169,659	(370,860)	(13,597)		-	8,064	(18,276)	183,728
Total liabilities	399,689	9,049	-	169,659	(370,860)	(13,597)		-	8,064	(18,276)	183,728
(1)	From derivative assets to derivative liabilities classified in level 3 and vice versa.

As of December 31, 2022

	Balance,	Included							Transfers	Transfers	Balance,
	January 1,	in	OCI	Purchases	Settlement	Reclassifications	(1)	Prepaids	in to	out of	December 31,
	2022	earnings							level 3	level 3	2022
In millions of COP
Assets
Debt instruments at fair value though profit or loss
Securities issued or secured by other financial entities	113,058	11,700	-	3,789	(20,031)	-		(19,181)	10,863	(18,809)	81,389
Total	113,058	11,700	-	3,789	(20,031)	-		(19,181)	10,863	(18,809)	81,389
Derivative financial instruments
Foreign exchange contracts	937,633	270,494	-	607,659	(647,914)	(777)		-	547	(4,306)	1,163,336
Interest rate contracts	46,393	19,887	-	9,323	(8,986)	(3,181)		-	49	(34,315)	29,170
Equity contracts	313	-	-	105	(313)	-		-	-	-	105
Total	984,339	290,381	-	617,087	(657,213)	(3,958)		-	596	(38,621)	1,192,611
Equity securities
Equity securities(2)	335,006	(285)	89,072	15,762	(18,848)	-		-	41,856	(310)	462,253
Total	335,006	(285)	89,072	15,762	(18,848)	-		-	41,856	(310)	462,253
Other financial instruments
Other financial instruments	-	(3,851)	-	46,022	-	-		-	-	-	42,171
Total	-	(3,851)	-	46,022	-	-		-	-	-	42,171
Investment in associates
PA Viva Malls	1,355,688	189,132	-	-	(14,361)	-		-	-	-	1,530,459
PA Distrito Vera	2,680	(983)	-	-	-	-		-	-	-	1,697
Total	1,358,368	188,149	-	-	(14,361)	-		-	-	-	1,532,156
Total Assets	2,790,771	486,094	89,072	682,660	(710,453)	(3,958)		(19,181)	53,315	(57,740)	3,310,580
Liabilities
Derivative financial instruments
Foreign exchange contracts	232,444	88,743	-	188,860	(157,374)	(777)		-	-	(3,869)	348,027
Interest rate contracts	4,312	24,825	-	26,323	(332)	(3,181)		-	396	(681)	51,662
Total	236,756	113,568	-	215,183	(157,706)	(3,958)		-	396	(4,550)	399,689
Total liabilities	236,756	113,568	-	215,183	(157,706)	(3,958)		-	396	(4,550)	399,689
(1)	From derivative assets to derivative liabilities classified in level 3 and vice versa.
(2)	Mainly in Banistmo S.A. of the Telered S.A. instrument, which also includes conversion adjustments.

Level 3 fair value rollforward

The following were the significant level 3 transfers at December 31, 2023 and 2022:

As of December 31, 2023 and 2022, net transfers in Bancolombia S.A. for COP 257,660 and COP 43,171, respectively, from level 3 to level 2 of derivatives foreign exchange contracts and interest rate contracts, it was presented due to the transfer of the credit risk of the counterparty to the own credit risk. As of December 31, 2023, net transfers for COP 55,048, from level 2 to level 3 of the derivative foreign exchange contracts and interest rate contracts, it was presented due to the transfer of the credit risk from the Bank to the credit risk of the counterparty.

As of December 31, 2023 and 2022, unrealized gains and losses on debt instruments were COP 8,719 and COP 11,700; equity securities COP (3,577) and COP (285), respectively.

Transfers between level 1 and level 2 of the fair value hierarchy

The table below presents the transfers for all assets and liabilities measured at fair value on a recurring basis between level 1 and level 2 as of December 31, 2023 and 2022:

	December 31, 2023		December 31, 2022
	Transfers level 1	Transfers level	Transfers level	Transfers level
	to level 2	2 to level 1	1 to level 2	2 to level 1
In millions of COP
Debt instruments at fair value though profit or loss
Securities issued or secured by foreign government	1,712	-	-	15,885
Securities issued or secured by government entities	13,619.0	-	-	14,459
Corporate bonds	-	8,397	5,282	-
Securities issued by the Colombian Government	-	-	-	5,103
Securities issued or secured by other financial entities	1,848	-	-	-
Total	17,179	8,397	5,282	35,447
Debt instruments at fair value through OCI
Securities issued or secured by foreign government	572,800	-	-	950,235
Securities issued or secured by other financial entities	64,944	-	-	-
Corporate bonds	-	95,572	90,010	-
Total	637,744	95,572	90,010	950,235
Equity securities
Equity securities	13,740	7	-	15,858
Total	13,740	7	-	15,858

As of December 31, 2023 and 2022, the Bank transferred securities from level 1 to level 2, because such securities had lower liquidity and lower trading in an active market.

As of December 31, 2022, the transfer of COP 950,235 from level 2 to 1, corresponds mainly to Banistmo S.A. for the Republic of Panama instrument.

All transfers are assumed to occur at the end of the reporting period.

Quantitative information about level 3 fair value measurements

The fair value of financial instruments is, in certain circumstances, measured using valuation techniques that incorporate assumptions that are not evidenced by prices from observable market transactions in the same instrument and are not based on observable market data. Changing one or more of the inputs to the valuation models to reasonably possible alternative assumptions would change the fair values and therefore a valuation adjustment would be recognized in profit or loss. Favorable and unfavorable changes are determined on the basis of changes in the value of the instrument as a result of varying the levels of the unobservable input as described in the table below.

The following table sets forth information about significant unobservable inputs related to the Bank’s material categories of level 3 financial assets and liabilities and the sensitivity of these fair values to reasonably possible alternative assumptions.

As of December 31, 2023

						Sensitivity	Sensitivity
		Valuation	Significant	Range of	Weighted	100	100
Financial instrument	Fair Value	technique	unobservable input	inputs	average	basis point	basis point
						increase	decrease
In millions of COP
Debt instruments
Securities issued by other financial institutions
			Yield	2.06% to 10.73%	5.48%	70,982	75,852
TIPS	74,087	Discounted cash flow	Prepayment Speed	n/a	n/a	78,953	n/a
			Prepayment Speed	n/a	n/a	73,271	n/a
Time deposits	4,642	Discounted cash flow	Yield / Interest rate	2.15% to 5.70%	3.78%	4,277	4,701
Total securities issued by other financial institutions	78,729
Securities issued by the Colombian Government
Bonds by government entities	2,664,295	Discounted cash flow	Yield	0.00% to 1.18%	1.17%	2,658,010	2,679,372
Corporate bonds
Corporate bonds	14,284	Discounted cash flow	Yield	3.49% to 3.49%	3.49%	13,700	14,912
Total debt instruments	2,757,308
Equity securities
Equity securities	384,682	Price-based	Price	n/a	n/a	n/a	n/a
Other financial instruments
Other financial instruments	38,319	Internal valuation methodology	Internal valuation methodology	n/a	n/a	n/a	n/a
Derivative financial instruments
Forward	1,006,834	Discounted cash flow	Credit spread / Yield	0.00% to 50.58%	7.22%	1,004,399	1,009,283
Swaps	138,992	Discounted cash flow	Credit spread	0.00% to 63.39%	5.86%	139,451	138,577
Options	73,603	Discounted cash flow	Credit spread	0.13% to 33.77%	0.57%	73,048	73,870
Total derivative financial instruments	1,219,429
Investment in associates
P.A Viva Malls	1,661,679	Price-based	Price	n/a	n/a	n/a	n/a
P.A Distrito Vera	9,103	Price-based	Price	n/a	n/a	n/a	n/a
Total investment in associates	1,670,782

As of December 31, 2022

						Sensitivity	Sensitivity
		Valuation	Significant	Range of	Weighted	100	100
Financial instrument	Fair Value	technique	unobservable input	inputs	average	basis point	basis point
						increase	decrease
In millions of COP
Debt instruments
Securities issued by other financial institutions
TIPS	76,014	Discounted cash flow	Yield	2.06% to 9.89%	4.93%	71,208	75,021
			Prepayment Speed	n/a	n/a	77,349	n/a
Time deposits	5,375	Discounted cash flow	Interest rate	4.10% to 5.20%	5.00%	5,033	5,438
Total debt instruments	81,389
Equity securities
Equity securities	462,253	Price-based	Price	n/a	n/a	n/a	n/a
Other financial instruments
Other financial instruments	42,171	Internal valuation methodology	Internal valuation methodology	n/a	n/a	n/a	n/a
Derivative financial instruments
Forward	403,996	Discounted cash flow	Credit spread / Yield	0.00% to 59.47%	11.05%	405,806	410,413
Swaps	271,859	Discounted cash flow	Credit spread / Yield	0.00% to 39.33%	7.85%	265,949	278,192
Options	117,067	Discounted cash flow	Credit spread	0.10% to 36.40%	0.64%	116,182	117,636
Total derivative financial instruments	792,922
Investment in associates
P.A Viva Malls	1,530,459	Price-based	Price	n/a	n/a	n/a	n/a
P.A Distrito Vera	1,697	Price-based	Price	n/a	n/a	n/a	n/a
Total investment in associates	1,532,156

The following table sets forth information about valuation techniques used in the measurement of the fair value investment properties of the Bank, the significant unobservable inputs and the respective sensivity:

Methodology	Valuation technique	Significant unobservable input	Description of sensitivity

Sales Comparison Approach - SCA

The fair value assessment is based on the examination of prices at which similar properties in the same area recently sold. Since no two properties are identical the measurement valuation must take into account adjustments for the differences between the sold properties and those held by the Bank to earn rentals or for capital appreciation.

Comparable prices

The weighted average rates used in the capitalization methodology for revenues in the last quarter for 2023 are:

•   Direct capitalization: initial rate 8.07%.

•   Discounted cash flow: discount rate: 12.44%, terminal rate: 8.25%.

The same weighted rates for the last quarter of 2022 were:

•   Direct capitalization: initial rate 7.86%

•   Discounted cash flow: discount rate: 11.62%, terminal rate: 8.06%.

The ratio between monthly gross income and real estate value directly administered by the FIC (rental rate) considering the differences in placements and individual factors between properties and in a weighted way in the last quarter of 2023 are 0.82% and for December 31, 2022 was 0.61%.

An increase (light, normal, considerable, significant) in the capitalization rate used would generate a decrease (significant, considerable, normal, light) in the fair value of the asset, and vice versa.

An increase (light, normal, considerable, significant) in the leases used in the valuation would generate a (significant, light, considerable) increase in the fair value of the asset, and vice versa.

Income Approach Used to estimate the fair value of the property by taking future net cash flows and discounting them at the capitalization rate.	Direct capitalization Discounted cash flows

Cost approach

Used to estimate the fair value of the property considering the cost to replace or build a property at the same or equal conditions of the asset to be measured, deducting the accumulated depreciation charge and adding-up the amount of the land.

Replacement cost

There has been no change to the valuation technique during the year 2023 for each asset.